LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases
SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO OPERATING LEASES

Supplemental cash flow information related to operating leases was as follows:

Year Ended December 31, 2022
Cash payments for operating leases	$550
New operating lease assets obtained in exchange for operating lease liabilities	$—

SCHEDULE OF FUTURE LEASE PAYMENTS UNDER OPERATING LEASES
Operating Leases
2023	$527
2024	491
2025	483
2026	483
2027	218
Total future lease payments	2,202
Less imputed interest	(199)
Total lease liability balance	$2,003